Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Share Premium [Member]	Other Components of Equity [Member] Equity Component of Convertible Notes [member]	Other Components of Equity [Member] Treasury shares [member]	Other Components of Equity [Member] Fair Value Reserves [Member]	Other Components of Equity [Member] Share Based Payment Reserve [Member]	Other Components of Equity [Member] Foreign Currency Translation Reserve [Member]	Accumulated Deficit [Member]	Total [Member]	Non-Controlling Interests [Member]
Beginning balance at Mar. 31, 2023	$ 876,056	$ 53	$ 2,057,362	$ 31,122		$ 368	$ 176,836	$ (168,189)	$ (1,227,986)	$ 869,566	$ 6,490
Total comprehensive income (loss) for the year
Profit (loss) for the year	216,743								216,801	216,801	(58)
Other comprehensive income (loss)
Foreign currency translation differences	(9,862)							(9,777)		(9,777)	(85)
Remeasurements of defined benefit liability	(964)								(965)	(965)	1
Other comprehensive loss for the year, net of tax	(10,826)							(9,777)	(965)	(10,742)	(84)
Total comprehensive income (loss) for the year	205,917							(9,777)	215,836	206,059	(142)
Contributions by owners
Share-based payment	37,989						37,962			37,962	27
Issue of ordinary shares on exercise of share based awards	5,995	2	103,855				(97,862)			5,995
Transfer to accumulated deficit on expiry of share based awards							(52)		52
Total contributions by owners	43,984	2	103,855				(59,952)		52	43,957	27
Changes in Ownership Interests [Abstract]
Acquisition of Non-controlling Interest Without Change in Control	(2,409)							(229)	(418)	(647)	(1,762)
Acquisition of subsidiary with non-controlling interest	950										950
Recognition of financial liability for acquisition of non-controlling interest	(7,311)								(7,311)	(7,311)
Change in fair value of financial liability for acquisition of non-controlling interests	(769)							(78)	(691)	(769)
Total changes in ownership interests	(9,539)							(307)	(8,420)	(8,727)	(812)
Total transactions with owners of the Company	34,445	2	103,855				(59,952)	(307)	(8,368)	35,230	(785)
Ending balance at Mar. 31, 2024	1,116,418	55	2,161,217	31,122		368	116,884	(178,273)	(1,020,518)	1,110,855	5,563
Total comprehensive income (loss) for the year
Profit (loss) for the year	95,274								95,101	95,101	173
Other comprehensive income (loss)
Foreign currency translation differences	(20,898)							(20,767)		(20,767)	(131)
Equity instruments at fair value through other comprehensive income- net change in fair value	(452)					(452)				(452)
Remeasurements of defined benefit liability	(642)								(627)	(627)	(15)
Other comprehensive loss for the year, net of tax	(21,992)					(452)		(20,767)	(627)	(21,846)	(146)
Total comprehensive income (loss) for the year	73,282					(452)		(20,767)	94,474	73,255	27
Contributions by owners
Share-based payment	36,875						36,783			36,783	92
Issue of ordinary shares on exercise of share based awards	7,009	1	42,228				(35,220)			7,009
Transfer to accumulated deficit on expiry of share based awards							(35)		248	213	(213)
Settlement of share based arrangement	(122)										(122)
Treasury shares acquired	(21,722)				$ (21,722)					(21,722)
Total contributions by owners	22,040	1	42,228		(21,722)		1,528		248	22,283	(243)
Changes in Ownership Interests [Abstract]
Change in fair value of financial liability for acquisition of non-controlling interests	(3,763)							309	(4,072)	(3,763)
Total changes in ownership interests	(3,763)							309	(4,072)	(3,763)
Total transactions with owners of the Company	18,277	1	42,228		(21,722)		1,528	309	(3,824)	18,520	(243)
Ending balance at Mar. 31, 2025	1,207,977	56	2,203,445	31,122	(21,722)	(84)	118,412	(198,731)	(929,868)	1,202,630	5,347
Total comprehensive income (loss) for the year
Profit (loss) for the year	51,670								51,804	51,804	(134)
Other comprehensive income (loss)
Foreign currency translation differences	(80,437)							(80,288)		(80,288)	(149)
Equity instruments at fair value through other comprehensive income- net change in fair value	275					275				275
Remeasurements of defined benefit liability	(423)								(403)	(403)	(20)
Other comprehensive loss for the year, net of tax	(80,585)					275		(80,288)	(403)	(80,416)	(169)
Total comprehensive income (loss) for the year	(28,915)					275		(80,288)	51,401	(28,612)	(303)
Contributions by owners
Share-based payment	23,566						23,428			23,428	138
Issue of ordinary shares on exercise of share based awards	1,328		13,637				(12,309)			1,328
Transfer to accumulated deficit on expiry of share based awards							(102)		102
Issue of convertible notes	241,728			241,728						241,728
Issue of ordinary shares	1,621,019	9	1,621,010							1,621,019
Repurchase of own shares	(3,038,817)	(17)	(1,123,954)						(1,914,846)	(3,038,817)
Repurchase of convertible notes	(317)			(678)					361	(317)
Treasury shares acquired	(91,729)				(91,729)					(91,729)
Total contributions by owners	(1,243,222)	(8)	510,693	241,050	(91,729)		11,017		(1,914,383)	(1,243,360)	138
Changes in Ownership Interests [Abstract]
Acquisition of subsidiary with non-controlling interest	4,842										4,842
Recognition of financial liability for acquisition of non-controlling interest	(2,533)								(1,822)	(1,822)	(711)
Change in fair value of financial liability for acquisition of non-controlling interests	3,390							1,451	1,939	3,390
Total changes in ownership interests	5,699							1,451	117	1,568	4,131
Total transactions with owners of the Company	(1,237,523)	(8)	510,693	241,050	(91,729)		11,017	1,451	(1,914,266)	(1,241,792)	4,269
Ending balance at Mar. 31, 2026	$ (58,461)	$ 48	$ 2,714,138	$ 272,172	$ (113,451)	$ 191	$ 129,429	$ (277,568)	$ (2,792,733)	$ (67,774)	$ 9,313